STAAR Investment Trust - Short Term Bond Fund
INVESTMENT OBJECTIVE
The STAAR Short Term Bond Fund seeks to create income with an emphasis on safety of principal.
FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	STAAR Investment Trust - Short Term Bond Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee (as a percentage of amount redeemed)	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	STAAR Investment Trust - Short Term Bond Fund
Management Fees	none	[1],[2]
Distribution (12b-1) Fees	0.02%
Other Expenses	1.45%
Acquired Fund Fees and Expenses	none
Total Annual Fund Operating Expenses	1.47%
[1]	Beginning July 1, 2012, the management fee was changed to .25% from .35%.
[2]	The Advisor voluntarily waived .25% in fees for 2015.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	- 1 Year -	- 3 Years -	- 5 Years -	- 10 Years -
STAAR Investment Trust - Short Term Bond Fund | USD ($)	150	465	803	1,757

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0.00% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE PRINCIPAL INVESTMENT STRATEGIES

The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. Cash positions will generally be held in one or more money market funds. At the time of purchase, positions must be rated BBB or higher (”investment grade”). In general, it is expected that the average maturity of the portfolio will be between six (6) months and three (3) years the majority of the time. At least 40% of its Fund’s total assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies. As of 12/31/2015 the Fund had 41% of its assets invested in US Government, Government Agency, Government Money Market Funds and FDIC backed CDs. 59% was invested in Corporate bonds. The Dollar Weighted Average Maturity was 1.2 years.

PRINCIPAL RISKS OF INVESTING IN THE FUND

The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of your money on your investment in the Fund. The principal risks of the Fund include:

Management Risk -- There is a risk that the Advisor’s research, analysis techniques and strategies used by the Advisor and/or the Advisor’s selection of securities may fail to produce the intended results.

Bond Market Risks -- Investing in bonds may involve risks that affect the bond markets in general, such as general economic conditions, politics, news events and adverse changes in interest rates.

Interest Rate Changes -- The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Generally, bonds with shorter maturities are affected less by interest rate changes than those with longer maturities. Income is affected when Interest Rates Change -- The income per share could decrease when interest rates fall.

Default Risks -- If the issuer of a bond finds itself in financial difficulties, it could delay payment on the interest it owes to investors. If an issuer entered bankruptcy, interest payments would likely stop all together and the bondholder would have to wait until the bankruptcy proceedings were concluded to find out how much (if any) of the amount invested would be returned to the investor.

Credit Rating Changes -- Independent organizations rate the creditworthiness of bond issuers. A high rating means the issuer is considered to be sound financially and presents a low risk of default. If an issuer's rating is lowered, this will tend to have a negative impact on a bond's price.

Government Agency Securities – Debt instruments issued by U.S. Government agencies are generally backed by the creditworthiness of the government agency and are not directly backed by the full faith of the U.S. government.

Shares of the Fund will change in value and you could lose money by investing in the Fund. It is possible that the Fund may not achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund’s website at www.staarfunds.com.

Calendar Year Returns, periods ended December 31, 2015

During the 10-year period shown in the bar chart, the highest return for a quarter was 1.51% (quarter ending 9/30/06) and the lowest return for a quarter was -1.04% (quarter ending 9/30/11).
AVERAGE ANNUAL TOTAL RETURNS For the periods ended 12/31/15 STAAR Short Term Bond Fund
Average Annual Total Returns - STAAR Investment Trust - Short Term Bond Fund	1 Year		5 Years		10 Years		Since Inception		Inception Date
STAAR Investment Trust - Short Term Bond Fund	none		0.21%		1.15%		3.05%		May 28, 1997
STAAR Investment Trust - Short Term Bond Fund | After Taxes on Distributions	none	[1]	0.04%	[1]	0.63%	[1]	1.77%	[1]	May 28, 1997
STAAR Investment Trust - Short Term Bond Fund | After Taxes on Distributions and Sales	none	[1]	0.09%	[1]	0.69%	[1]	1.90%	[1]	May 28, 1997
Barcap 1-3 year Gov’t Index 2 (Reflects no deductions for taxes, fees or expenses)	0.65%		0.98%		2.74%		3.81%		May 28, 1997
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Distributions representing a return of capital are not subject to income tax. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").